Segment information - Operating profit (loss) and assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical location
Operating profit/(loss)	$ 3,757	$ 1,056	$ 5,162
Profit/(loss) before tax	2,501	(265)	3,916
Non-current assets	70,553	74,687	43,576
Total assets	96,483	105,363	66,729
Assets acquired	3,295	38,241	2,518
Net operating assets	61,774	68,922	31,790
UK
Disclosure of geographical location
Operating profit/(loss)	1,120	(950)	824
Profit/(loss) before tax	272	(1,477)	518
Non-current assets	8,635	7,692	7,900
Total assets	16,786	16,615	17,851
Assets acquired	2,301	810	1,611
Net operating assets	3,863	3,239	5,244
Rest of Europe
Disclosure of geographical location
Operating profit/(loss)	2,945	2,999	2,838
Profit/(loss) before tax	2,709	2,682	2,356
Non-current assets	35,093	39,171	15,821
Total assets	40,669	48,383	19,738
Assets acquired	522	26,527	505
Net operating assets	32,726	40,161	10,242
The Americas
Disclosure of geographical location
Operating profit/(loss)	(954)	(1,936)	758
Profit/(loss) before tax	(1,140)	(2,401)	297
Non-current assets	25,736	26,570	18,501
Total assets	32,990	34,301	23,640
Assets acquired	421	10,810	286
Net operating assets	23,290	24,786	15,697
Asia, Africa And Australasia
Disclosure of geographical location
Operating profit/(loss)	646	943	742
Profit/(loss) before tax	660	931	745
Non-current assets	1,089	1,254	1,354
Total assets	6,038	6,064	5,500
Assets acquired	51	94	116
Net operating assets	$ 1,895	$ 736	$ 607